Receivables from Financial Services - Gross Investment in Lease and Present Value of Minimum Lease Payments Receivable (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	¥ 142,855	¥ 165,156
Unearned interest income and fees	(9,435)	(10,108)
Unguaranteed residual values	(72,031)	(78,116)
Present value of minimum lease payments receivable	61,389	76,932
Within 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	52,099	65,253
Unearned interest income and fees	(1,632)	(2,023)
Unguaranteed residual values	(25,369)	(27,480)
Present value of minimum lease payments receivable	25,098	35,750
Between 1 and 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	90,658	99,845
Unearned interest income and fees	(7,790)	(8,078)
Unguaranteed residual values	(46,662)	(50,636)
Present value of minimum lease payments receivable	36,206	41,131
Later than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	98	58
Unearned interest income and fees	(13)	(7)
Unguaranteed residual values		0
Present value of minimum lease payments receivable	¥ 85	¥ 51